NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Sep. 30, 2017
Summary of Changes in Noncontrolling Interest

The following table presents the changes in the Company’s noncontrolling interests during the years ended September 30, 2015, 2016 and 2017.

	Zhengbao Yucai	NetinNet	Total
	US$	US$	US$
Balance as of September 30, 2015	—	—	—
Capital contribution from noncontrolling interest shareholders	4,824	—	4,824
Noncontrolling interest shareholders resulting from the acquisition of NetinNet	—	6,533	6,533
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(69)	(173)	(242)
Gain (loss) attributed to noncontrolling interest shareholders	226	(105)	121

Balance as of September 30, 2016	4,981	6,255	11,236

Capital contribution from noncontrolling interest shareholders	11,074		11,074
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	362	24	386
Gain attributed to noncontrolling interest shareholders	494	839	1,333

Balance as of September 30, 2017	16,911	7,118	24,029

Schedule Discloses Effect of Change in Ownership Interest

The schedule below discloses the effect of change in the Company’s ownership interest in Zhengbao Yucai on the Company’s equity:

	Years ended September 30,
	2015	2016	2017
	US$	US$	US$
Net income attributable to China Distance Education Holdings Limited	24,573	26,290	14,935
Transfers (to) from noncontrolling interest:
Increase in China Distance Education Holdings Limited additional paid-in capital resulting from subscription of common shares of Zhengbao Yucai	—	—	1,090

Changes from net income attributable to China Distance Education Holdings
Limited’s shareholders and transfer from noncontrolling interests	24,573	26,290	16,025